Consolidated Statements of Changes in Equity In Millions		Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)		Cumulative translation adjustments USD ($)	Cumulative translation adjustments JPY (¥)	Defined benefit pension plans USD ($)	Defined benefit pension plans JPY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss JPY (¥)	Common stock held in treasury USD ($)	Common stock held in treasury JPY (¥)	Total NHI shareholders' equity USD ($)	Total NHI shareholders' equity JPY (¥)	Noncontrolling interests USD ($)		Noncontrolling interests JPY (¥)		Total USD ($)		Total JPY (¥)
Balance at beginning of year at Mar. 31, 2008			¥ 182,800		¥ 177,227		¥ 1,779,783			¥ (28,416)		¥ (42,695)				¥ (80,575)					¥ 12,978	[1]
Cash dividends							(48,675)														(131)	[1]
Net income (loss) attributable to noncontrolling interests																					(1,219)	[1]			(1,219)
Net income attributable to NHI shareholders							(708,192)	[1]																	(709,411)	[2]
Issuance of common stock			138,965		143,482
Adjustments to initially apply "The fair value option"							5,258
Cumulative effect of change in accounting principle							15,641
Issuance and exercise of common stock options					9,954
Gain (loss) on sales of treasury stock					2,755
Beneficial conversion feature relating to convertible bond					40,995
Cumulative translation adjustments																					(1,572)	[1]			(46,625)
Repurchases of common stock																(91)
Pension liability adjustment												(2,273)													(2,273)
Sale of common stock																73
Common stock issued to employees																3,759
Purchase / Sale (Disposition) of subsidiary shares, etc., net	[1]																				3,071
Net change during the year										(45,053)						(68)					(977)	[1]
Balance at end of year at Mar. 31, 2009			321,765		374,413		1,038,557			(73,469)		(44,968)		(118,437)		(76,902)		1,539,396			12,150	[1]			1,551,546
Cash dividends							(25,803)														(103)	[1]
Net income (loss) attributable to noncontrolling interests																					288	[1]			288
Net income attributable to NHI shareholders							67,798																		68,086	[2]
Issuance of common stock	[1]		217,728		228,934
Cumulative effect of change in accounting principle					(26,923)		(6,339)																		5,000
Issuance and exercise of common stock options					(4,242)
Gain (loss) on sales of treasury stock					5,702
Beneficial conversion feature relating to convertible bond					2,959
Cumulative translation adjustments																					(196)	[1]			(1,057)
Repurchases of common stock																(18)
Pension liability adjustment												10,166													10,166
Sale of common stock																13
Conversion of convertible bonds			55,000		55,000
Common stock issued to employees																8,275
Purchase / Sale (Disposition) of subsidiary shares, etc., net	[1]																				(2,004)
Other net change in noncontrolling interests	[1]																				(4,050)
Sale of subsidiary shares to noncontrolling interests					561
Net change during the year					(576)					(861)						159
Balance at end of year at Mar. 31, 2010		7,183	594,493	7,683	635,828	12,980	1,074,213		(898)	(74,330)	(421)	(34,802)		(109,132)	(827)	(68,473)		2,126,929	74	[1]	6,085	[1]			2,133,014
Cash dividends						(348)	(28,806)												(1)	[1]	(100)	[1]
Net income (loss) attributable to noncontrolling interests																			40	[1]	3,264	[1]	40		3,264
Net income attributable to NHI shareholders						346	28,661																386	[2]	31,925	[2]
Cumulative effect of change in accounting principle						(57)	(4,734)
Issuance and exercise of common stock options				88	7,296
Gain (loss) on sales of treasury stock				39	3,191
Cumulative translation adjustments																			(13)	[1]	(1,055)	[1]	(292)		(24,151)
Repurchases of common stock															(452)	(37,378)
Pension liability adjustment											31	2,532											31		2,532
Sale of common stock															0	4
Common stock issued to employees															98	8,155
Purchase / Sale (Disposition) of subsidiary shares, etc., net															0	0			0	[1]	0	[1]
Other net change in noncontrolling interests	[1]																		8		688
Net change during the year									(279)	(23,096)
Balance at end of year at Mar. 31, 2011		$ 7,183	¥ 594,493	$ 7,810	¥ 646,315	$ 12,921	¥ 1,069,334		$ (1,177)	¥ (97,426)	$ (390)	¥ (32,270)	$ (1,567)	¥ (129,696)	$ (1,181)	¥ (97,692)	$ 25,166	¥ 2,082,754	$ 108	[1]	¥ 8,882	[1]	$ 25,274		¥ 2,091,636

[1]	Noncontrolling interests, which were previously included in Other liabilities, are classified as equity in accordance with updated guidance for the accounting and reporting of noncontrolling interests which Nomura adopted on April 1, 2009. Net income (loss) attributable to NHI was previously reported as Net income (loss).
[2]	Net income (loss) is net income (loss) before subtracting Net income (loss) attributable to noncontrolling interests.